Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Feb. 19, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Increase of derivative warrant liabilities				$ 14,405,000	$ 16,300,000
Increase of additional paid in capital		575,330
Increase of accumulated deficit		575,330
Federal depository insurance coverage		250,000
Private placement to purchase ordinary shares	10,750,000	10,750,000
Investments held in the trust account.	$ 8,000	$ 9,000
Initial Public Offering [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)		6,500,000
Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)		4,250,000
Class A Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Increase of derivative warrant liabilities					$ 16,300,000
Subject to possible redemption (in Shares)		29,823,880	0
Class B Ordinary Shares
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to forfeiture (in Shares)			1,031,250